Accounting policies not yet effective at the reporting date	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Accounting policies not yet effective at the reporting date
The following amendments and modifications have not been applied early by the Bank and its' adoption will not have a significant effect on the reporting entity's financial position, results of operations or on their disclosures:
–Classification of Liabilities as Current or Non-current (Amendments to IAS 1): The amendments clarify that the classification of liabilities as current and non-current interacts with an unconditional right to defer settlement relative to having the discretion to refinance or extend an obligation. A clarification of liquidation is included. The amendments are effective for annual periods beginning on or after January 1, 2024.
–Lease Liability in a Sale and Leaseback (Amendments to IFRS 16): The amendments clarify how a seller-lessee accounts for variable lease payments arising in a sale and leaseback transaction. The amendments introduce a new accounting model for variable payments and will require seller-lessees to reassess and potentially restate sale-leaseback transactions. The amendments are effective for annual periods beginning on or after January 1, 2024.
–Supplier financing arrangements - IFRS 7: The amendments introduce two new disclosure objectives, one in IAS 7 and another in IFRS 7, for a company to provide information about its financing arrangements with suppliers that allows users (investors ) evaluate the effects of these agreements on the company's liabilities and cash flows, as well as the company's exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024.
–Lack of Exchangeability - Amendments to IAS 21: The amendments require entities to apply a consistent approach to determining whether one currency is exchangeable for another and the spot exchange rate to use when it is not. When an entity cannot obtain the exchange rate from one currency to another from its official or market data sources, it shall estimate the spot exchange rate on that date. The amendments are effective for annual periods beginning on or after January 1, 2025.